Party-in-Interest Transactions (Tables) - EBP 032	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Balances	Shares of Olin Corporation common stock held by participants through direct investment were valued as follows:

	December 31,
	2025	2024
Olin Common Stock Fund	$26,901,921	$42,871,537
Self-directed brokerage investment	380,548	405,922
Total Olin common stock held through direct investment	$27,282,469	$43,277,459

Related Party and Party-in-Interest Transactions
Purchases and sales of Olin Common Stock included:

	Years Ended December 31,
	2025	2024
Purchases:
Olin Common Stock Fund	$5,736,914	$5,474,212
Self-Directed Brokerage Investment	6,232,148	621,757
Total Purchases	$11,969,062	$6,095,969

Sales:
Olin Common Stock Fund	$5,348,064	$15,756,568
Self-Directed Brokerage Investment	6,150,723	570,862
Total Sales	$11,498,787	$16,327,430

Fees Paid to Parties-in-Interest	Fees paid to parties-in-interest primarily included recordkeeping and custodial fees and were as follows:

	Years Ended December 31,
	2025	2024
Empower/Empower Trust	$769,649	$4,127
Voya/Voya Trust	—	467,921
State Street	60,000	74,383